Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Oct. 31, 2021	Oct. 08, 2021	May 07, 2021
Significant Accounting Policies (Details) [Line Items]
Commission receivable	$ 32,463	$ 71,253
Commission payable	26,801	$ 39,180
Ownership percentage				50.00%
Shareholders loan	600,000
Additional equity interest					30.00%
Minority shareholders					$ 200,000
Future minimum lease payments	$ 1,531,370
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Indemnity Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	1,933,740
Earnout Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	3,867,481
Class A ordinary shares [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares (in Shares)	5,400,000
Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Future minimum lease payments			$ 1,446,000
Business Combination [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest						60.00%
Lion Metaverse Limited [Member]
Significant Accounting Policies (Details) [Line Items]
Ownership percentage	50.00%